OPTION TO REDUCE ROYALTY (Narrative) (Details) (USD $)	3 Months Ended	12 Months Ended
	Jun. 30, 2012	Mar. 31, 2012
Option To Reduce Royalty 1	5.00%
Option To Reduce Royalty 2	5.00%
Option To Reduce Royalty 3	$ 7,000,000
Option To Reduce Royalty 4	250,000
Option To Reduce Royalty 5	150,000
Option To Reduce Royalty 6	7,726,500
Option To Reduce Royalty 7	5.00%
Option To Reduce Royalty 8	1,600,000
Option To Reduce Royalty 9	5.00%
Option To Reduce Royalty 10	1,909,500
Option To Reduce Royalty 11	$ 0.7
Option To Reduce Royalty 12	$ 0.8
Option To Reduce Royalty 13	$ 0.9
Option To Reduce Royalty 14	389,673
Option To Reduce Royalty 1		5.00%
Option To Reduce Royalty 2		5.00%
Option To Reduce Royalty 3		7,000,000
Option To Reduce Royalty 4		250,000
Option To Reduce Royalty 5		150,000
Option To Reduce Royalty 6		7,726,500
Option To Reduce Royalty 7		5.00%
Option To Reduce Royalty 8		1,600,000
Option To Reduce Royalty 9		5.00%
Option To Reduce Royalty 10		1,909,500
Option To Reduce Royalty 11		$ 0.7
Option To Reduce Royalty 12		$ 0.8
Option To Reduce Royalty 13		$ 0.9
Option To Reduce Royalty 14		$ 125,874